Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Taxation
	Year Ended December 31,
	2025 $’000	2024 $’000	2023 $’000
Group
Current year tax (credit)	-	(4,883)	-
Adjustments due to prior periods	-	-	449
Total tax (credit) for the period	-	(4,883)	449

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 25%. The difference can be reconciled as follows:
Loss before taxation	(18,431)	(16,746)	(17,242)
Loss charged at standard rate of corporation tax 25% 2024, 23.52% 2023, 19% 2022	(4,608)	(4,187)	(4,055)
Movement in unrecognized deferred tax	4,089	2,942	3,194
Expenses not deductible for taxation	2,890	3,142	3,961
Adjustments due to prior periods	-	-	449
Research and development claim	-	(4,883)	-
Income not taxable for tax purposes	(2,574)	(1,894)	(3,113)
Fixed asset differences	-	-	-
Capital Gains/(losses)	203	-	-
Current Tax – Other	-	-	13
Foreign Tax – Other	-	(3)	-
	-	(4,883)	449